Note 4 - Summary of Significant Accounting Policies (Details) - Gross Drilling Revenues and Drilling Expenses (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Gross Drilling Revenues and Drilling Expenses [Abstract]
Gross drilling revenues		$ 11,446
Gross drilling expenses		(8,700)
Total drilling revenues, net	$ 0	$ 2,746